Prepaid Expenses And Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets [Line Items]
Prepaid Insurance	$ 248	$ 346
Prepaid patent costs	159	127
Other prepaid expenses	48	52
Total prepaid expenses and other current assets	$ 455	$ 525